UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2006

Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2911 Turtle Creek Blvd.
      	 Suite 800
	 Dallas, TX  75219

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 219-1416

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX      December 31, 2006
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	85
Form 13F Information Table Value Total:	$241,986,000



List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AG EDWARDS INC.                COM              281760108      603     9525 SH       SOLE                     9400               125
ALBEMARLE CORP.                COM              012653101     2715    37815 SH       SOLE                    36100              1715
ALLEGHENY TECHNOLOGIES         COM              01741R102     3586    39545 SH       SOLE                    36800              2745
ALLIANCE DATA SYSTEMS          COM              018581108     2933    46950 SH       SOLE                    45300              1650
ALLSCRIPTS HEALTHCARE          COM              01988P108     3122   115675 SH       SOLE                   105800              9875
ALLSTATE CORP                  COM              020002101     2817    43265 SH       SOLE                    40800              2465
AMERICAN EXPRESS CO            COM              025816109     3400    56040 SH       SOLE                    54400              1640
AMERICREDIT CORP               COM              03060R101     1055    41900 SH       SOLE                    41900
ANIXTER INTL. INC              COM              035290105     3330    61335 SH       SOLE                    58700              2635
ARMOR HOLDINGS INC             COM              042260109     1720    31350 SH       SOLE                    30000              1350
ASSURANT INC                   COM              04621X108     3633    65760 SH       SOLE                    61600              4160
AT&T CORP COM                  COM              00206R102     5108   142875 SH       SOLE                   132800             10075
BANK OF AMERICA CORP.          COM              060505104     4923    92215 SH       SOLE                    84800              7415
BANK UNITED FINANCIAL CORP     COM              06652B103      358    12800 SH       SOLE                    11300              1500
BEAR STEARNS COS. INC.         COM              073902108     2812    17275 SH       SOLE                    15800              1475
BOEING CO.                     COM              097023105     3339    37590 SH       SOLE                    34200              3390
CENTERPOINT ENERGY             COM              15189t107     3527   212700 SH       SOLE                   205200              7500
CHEVRON CORP.                  COM              166764100     2464    33506 SH       SOLE                    30000              3506
CHICAGO MERCANTILE HLD         COM              167760107     3257     6390 SH       SOLE                     6000               390
CISCO SYS INC                  COM              17275R102     4395   160795 SH       SOLE                   147900             12895
COACH INC                      COM              189754104     4162    96880 SH       SOLE                    90960              5920
COGNIZANT TECHNOLOGY           COM              192446102      562     7280 SH       SOLE                     6000              1280
COMMSCOPE INC.                 COM              203372107     1658    54380 SH       SOLE                    53900               480
CONOCO PHILLIPS                COM              20825c104      228     3170 SH       SOLE                                       3170
COVANCE INC                    COM              222816100     3102    52660 SH       SOLE                    47430              5230
DARDEN RESTAURANTS, INC.       COM              237194105      456    11340 SH       SOLE                    11200               140
DAVITA INC                     COM              23918K108     2326    40900 SH       SOLE                    40900
EDISON INTL COM                COM              281020107     2171    47725 SH       SOLE                    46800               925
EXXON MOBIL CORP               COM              30231G102     3809    49703 SH       SOLE                    45200              4503
GENENTECH INC                  COM              368710406     3262    40210 SH       SOLE                    39600               610
GOLDMAN SACHS GROUP            COM              38141G104     3871    19420 SH       SOLE                    17700              1720
HARRIS CORP                    COM              413875105     2903    63300 SH       SOLE                    63300
HARTFORD FINL SVCS             COM              416515104     3605    38640 SH       SOLE                    36000              2640
HERCULES INC                   COM              427056106      388    20100 SH       SOLE                    20100
HESS CORP                      COM              42809H107     3675    74145 SH       SOLE                    72000              2145
HEWLETT PACKARD CO             COM              428236103     4347   105545 SH       SOLE                   100700              4845
HILTON HOTELS CORP             COM              432848109      773    22150 SH       SOLE                    18300              3850
HUMANA INC                     COM              444859102     3063    55370 SH       SOLE                    53100              2270
INTEGRATED DEVICE TECH INC.    COM              458118106      333    21500 SH       SOLE                    21500
INTERSIL CORP                  COM              46069S109      405    16930 SH       SOLE                    16800               130
JOHNSON & JOHNSON              COM              478160104     4546    68865 SH       SOLE                    63400              5465
JP MORGAN & CO.                COM              616880100     5135   106310 SH       SOLE                    98700              7610
LEHMAN BROS. HLDG.             COM              524908100     4176    53450 SH       SOLE                    51900              1550
LONGS DRUG STORES CORP.        COM              543162101      212     5000 SH       SOLE                     5000
MANPOWER INC                   COM              56418h100     3932    52480 SH       SOLE                    52100               380
MARATHON OIL                   COM              902905827     3881    41960 SH       SOLE                    40500              1460
MARRIOTT INTL INC              COM              571903202     3308    69330 SH       SOLE                    68100              1230
MCDONALDS CORP                 COM              580135101     3043    68645 SH       SOLE                    62400              6245
MICROSOFT CORP                 COM              594918104     3991   133668 SH       SOLE                   122500             11168
MORGAN STANLEY COM             COM              617446448     3773    46340 SH       SOLE                    43500              2840
MOTOROLA INC                   COM              620076109     3646   177353 SH       SOLE                   161600             15753
NORDSTROM INC                  COM              655664100     4111    83310 SH       SOLE                    80100              3210
NUCOR CORP                     COM              670346105      831    15200 SH       SOLE                    15200
NVIDIA CORP                    COM              67066G104     5079   137230 SH       SOLE                   131400              5830
OCCIDENTAL PETE CORP           COM              674599105     2140    43830 SH       SOLE                    39800              4030
OFFICE DEPOT INC               COM              676220106     3407    89265 SH       SOLE                    84500              4765
ON SEMICONDUCTOR CORP.         COM              682189105     1601   211430 SH       SOLE                   202600              8830
ORACLE CORP                    COM              68389X105     3101   180930 SH       SOLE                   168900             12030
PARKER HANNIFIN CORP           COM              701094104     1397    18175 SH       SOLE                    18000               175
PENNEY J C INC                 COM              708160106     4021    51980 SH       SOLE                    47100              4880
PEPSICO INC                    COM              713448108     4753    75980 SH       SOLE                    70500              5480
PHILADELPHIA CONS HLDG         COM              717528103     2652    59520 SH       SOLE                    56600              2920
PHILLIPS VAN HUESEN            COM              718592108     4517    90040 SH       SOLE                    86500              3540
PRECISION CASTPARTS CORP.      COM              740189105     3492    44605 SH       SOLE                    42100              2505
PRIVATEBANCORP INC             COM              742962103      495    11880 SH       SOLE                    11600               280
PROCTOR & GAMBLE               COM              742718109     4537    70590 SH       SOLE                    65500              5090
QUEST DIAGNOSTICS INC          COM              74834L100     2144    40460 SH       SOLE                    40000               460
REGAL BELOIT                   COM              758750103     3752    71450 SH       SOLE                    69600              1850
ROWAN COS INC                  COM              779382100     3487   105035 SH       SOLE                    97100              7935
RYDER SYS INC                  COM              783549108      449     8800 SH       SOLE                     8800
SAFECO CORP.                   COM              786429100     3722    59510 SH       SOLE                    55600              3910
SEI INVESTMENTS CO.            COM              784117103     3715    62370 SH       SOLE                    61500               870
SEMPRA ENERGY                  COM              816851109     2339    41740 SH       SOLE                    40100              1640
SHERWIN-WILLIAMS               COM              824348106     1971    31000 SH       SOLE                    31000
SMITH INTL INC                 COM              832110100     4431   107880 SH       SOLE                   103800              4080
TARGET CORP.                   COM              239753106     4164    72985 SH       SOLE                    67400              5585
TEVA PHARMACEUTICAL            COM              881624209     3487   112200 SH       SOLE                   104200              8000
TEXTRON INC                    COM              883203101     4528    48285 SH       SOLE                    44530              3755
UNITED TECHNOLOGIES CP         COM              913017109     3522    56335 SH       SOLE                    52900              3435
UNITEDHEALTH GROUP             COM              91324P102     3829    71272 SH       SOLE                    64916              6356
VERIZON COMMUNICATIONS         COM              92343V104     2889    77568 SH       SOLE                    72900              4668
WATSON WYATT WORLDWIDE         COM              942712100      492    10900 SH       SOLE                    10900
WATTS WATER TECHNOLOGIES       COM              942749102     1828    44455 SH       SOLE                    44000               455
WELLCARE HEALTH PLANS          COM              94946T106     1015    14730 SH       SOLE                    13900               830
ENERGY TRANSFER PARTNERS                        29273R109      249     4600 SH       SOLE                                       4600